Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2024	2023	2022
	$m	$m	$m
At 1 January	147	76	69
Additions	158	80	26
Share of after tax losses	(28)	(12)	(5)
Exchange and other adjustments	(9)	3	(14)
At 31 December	268	147	76

Schedule of summarised financial information for the associate and joint venture entities

	2024	2023	2022
	$m	$m	$m
Non-current assets	577	424	290
Current assets	508	362	300
Total liabilities	(516)	(287)	(72)
Net assets	569	499	518
Amount attributable to AstraZeneca	131	85	91
Goodwill	152	52	–
Exchange adjustments	(15)	10	(15)
Carrying value of investments in associates and joint ventures	268	147	76